MoA Aggressive Allocation Fund Shareholder Fees	Dec. 31, 2025 USD ($)
MoA Aggressive Allocation Fund | MoA Aggressive Allocation Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00